Balance Sheets (Parenthetical)	Dec. 31, 2012	Dec. 31, 2011
General partner, units issued (in units)	22,400	22,400
General partner, units outstanding (in units)	22,400	22,400
Public common unitholders
Limited partner, units issued (in units)	10,676,742	10,608,000
Limited partner, units outstanding (in units)	10,676,742	10,608,000
Affiliated common unitholders
Limited partner, units issued (in units)	5,049,600	5,049,600
Limited partner, units outstanding (in units)	5,049,600	5,049,600
Subordinated unitholders
Limited partner, units issued (in units)	6,720,000	6,720,000
Limited partner, units outstanding (in units)	6,720,000	6,720,000